Concentrations, Risks and Uncertainties - Schedule of Concentration on Suppliers (Details) - Supplier Concentration Risk [Member]	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Purchases [Member] | Supplier A [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage			13.00%	23.00%	95.00%
Purchases [Member] | Supplier C [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	30.00%	29.00%	26.00%	21.00%
Purchases [Member] | Supplier D [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	12.00%	2.00%	15.00%
Purchases [Member] | Supplier F [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	15.00%	57.00%	38.00%	37.00%
Accounts Payable [Member] | Supplier A [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage
Accounts Payable [Member] | Supplier C [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	39.00%		29.00%	28.00%
Accounts Payable [Member] | Supplier D [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	14.00%		33.00%	16.00%
Accounts Payable [Member] | Supplier F [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage	13.00%		32.00%	49.00%
Accounts Payable [Member] | Supplier E [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage			29.00%	26.00%
Accounts Payable [Member] | Supplier G [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage			26.00%	23.00%
Accounts Payable [Member] | Supplier H [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage			18.00%	16.00%
Accounts Payable [Member] | Supplier I [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage			12.00%	11.00%
Prepayment Risk [Member] | Supplier D [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage			33.00%	16.00%
Prepayment Risk [Member] | Supplier F [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage			32.00%	49.00%
Prepayment Risk [Member] | Supplier C [Member]
Percentage of the Company’s purchases
Suppliers type comprised, percentage			29.00%	28.00%